REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 1,929	$ 1,907	$ 3,794	$ 3,772
Other revenues	0	1	0	1
Total revenues	1,929	1,908	3,794	3,773
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	714	711	1,428	1,419
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 1,215	$ 1,196	$ 2,366	$ 2,353